BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by foreign banks maturity (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	[1]	Dec. 31, 2019 COP ($)
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks	$ 5,200,507	$ 5,200,507		$ 9,200,571	[1]
Less than 1 year
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks	3,084,730			6,286,622
Later than 1 year
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks	$ 2,115,777			$ 2,913,949

[1]	As of December 31, 2019, the Bank has recognized a financial liability with BAM Financial Corporation (BFC) amounting to USD 290,4 millions, due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding (GAH). On February 2020, BFC notified its decision to exercise this put option for sale ownership interest on GAH. The purchase of 40% of the common stock of GAH from BFC, was completed on September 29, 2020 and the price was for USD 289 millions. See note 1 Reporting entity.